Assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	$ 9,480	$ 10,253
Property, plant and equipment	185,219	194,835
Joint ventures and associates	23,445	24,457
Deferred tax	6,857	6,454
Retirement benefit assets	10,003	9,151
Trade and other current receivables	45,860	53,273
Trade and other non-current receivables	6,018	6,298
Derivative financial instruments	9,673	15,098
Inventories	23,426	26,019
Current assets	127,926	134,115
Non-current assets	259,683	272,155
Total assets	387,609	406,270
Current debt	11,630	9,931
Non-current debt	65,448	71,610
Total	77,078	81,541
Trade and other current payables	60,693	68,237
Trade and other non-current payables	3,290	3,103
Deferred tax	13,505	15,347
Retirement benefit liabilities	6,752	7,549
Decommissioning and other provisions, current	4,469	4,041
Decommissioning and other provisions, non-current	21,227	22,531
Income taxes payable	4,648	3,422
Current liabilities	95,034	95,467
Non-current liabilities	112,407	122,441
Total liabilities	207,441	217,908
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets Held For Sale [Line Items]
Intangible assets	67	71
Property, plant and equipment	8,283	250
Joint ventures and associates	0	19
Deferred tax	0	10
Current net defined benefit asset	0	0
Retirement benefit assets	0	1
Assets of benefit plan	0	1
Trade and other current receivables	276	103
Trade and other non-current receivables	47	34
Trade and other receivables	323	137
Derivative financial instruments	4	0
Inventories	1,180	463
Current assets	1,460	566
Non-current assets	8,397	385
Total assets	9,857	951
Current debt	49	2
Non-current debt	575	82
Total	624	84
Trade and other current payables	476	94
Trade and other non-current payables	8	0
Trade and other payables	484	94
Deferred tax	2,042	0
Retirement benefit liabilities	0	53
Decommissioning and other provisions, current	134	7
Decommissioning and other provisions, non-current	2,919	68
Other provisions	3,053	75
Income taxes payable	0	1
Current liabilities	659	104
Non-current liabilities	5,544	203
Total liabilities	$ 6,203	$ 307